SCHEDULE OF INVESTMENT IN THE ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Beginning of financial year		$ 272,970
Additions			489,211
Share of post-acquisition profit/(loss)		(33,546)	2,719
Impairment of investment in an associate			(215,297)
Currency realignment			(3,663)
End of financial year	$ 178,621	$ 239,424	$ 272,970